Investments In and Receivables from Affiliates (Tables)	12 Months Ended
Oct. 30, 2016
Investments In and Receivables from Affiliates
Schedule of investments in and receivables from affiliates

			October 30,	October 25,
(in thousands)	Segment	% Owned	2016	2015
MegaMex Foods, LLC	Grocery Products	50%	$ 180,437	$ 200,110
Foreign Joint Ventures	International & Other	Various (26 – 40%)	59,153	58,888
Total			$ 239,590	$ 258,998

Schedule of equity in earnings of affiliates
(in thousands)	Segment	2016	2015	2014
MegaMex Foods, LLC	Grocery Products	$ 30,651	$ 26,849	$ 14,415
Foreign Joint Ventures	International & Other	8,034	(2,962)	3,170
Total		$ 38,685	$ 23,887	$ 17,585